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                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT
                         SUPPLEMENT TO THE PROSPECTUSES

             POLARIS PLATINUM II VARIABLE ANNUITY DATED MAY 1, 2010
              POLARIS CHOICE II VARIABLE ANNUITY DATED MAY 1, 2010
          POLARIS CHOICE III VARIABLE ANNUITY DATED SEPTEMBER 20, 2010

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If you purchased your contract through BB&T Investment Services, Inc., effective
October 1, 2010, Sterling Capital Management LLC replaced BB&T Asset Management, Inc. as the investment adviser to the BB&T Variable Insurance Funds as follows:

UNDERLYING FUNDS:                               MANAGED BY:
BB&T Capital Manager Equity VIF                 Sterling Capital Management LLC
BB&T Select Equity VIF                          Sterling Capital Management LLC
BB&T Special Opportunities Equity VIF           Sterling Capital Management LLC
BB&T Total Return Bond VIF                      Sterling Capital Management LLC








Dated:  October 1, 2010



               Please keep this Supplement with your Prospectus.